TERM LOAN AND OTHER DEBT - Term loan (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Term Loan
Repayments of term loan	$ (2,304)	$ (10,500)
Secured Term Loan [Member]
Term Loan
Balance at the beginning	9,500
Additions		20,000
Acquisition of Citizen Stash (Note 19)	2,500
Repayments of term loan	(2,250)	(10,500)
Balance at the end	9,750	9,500
Deferred financing costs
Balance at the beginning	562
Additions	46	663
Accretion	(570)	(101)
Balance at the end	38	$ 562
Total term loan, net of deferred financing costs	9,712
Current portion (iii)	$ (9,712)